SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the year	¥ 52,441	¥ 35,879	¥ 17,648
Additions	20,384	13,572	16,391
Accretion expense	4,084	2,990	1,840
Asset retirement obligations at end of the year	¥ 76,909	¥ 52,441	¥ 35,879